Derivatives Warrant Liabilities (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Derivatives Warrant Liabilities (Details) [Line Items]
Warrant outstanding	1,424,033	4,511,491
Exercise price per share	$ 1.1
Private Placement Warrants [Member]
Derivatives Warrant Liabilities (Details) [Line Items]
Warrant outstanding	1,837,461